Financial Instruments and Fair Value Measurements - Senior Notes and Credit Facilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	$ 3,887,773	$ 4,328,468
$800 million Senior Secured Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value	201,129	357,431
Debt instrument - carrying value, net of financing fees	457,745	601,845
$1.9 billion Secured Term Loan B Facility
Senior notes and credit facilities:
Debt instrument - estimated fair value	1,156,958	427,168
Debt instrument - carrying value, net of financing fees	1,804,272	1,814,746
1.3 billion Senior Secured Term Loan B Facility
Senior notes and credit facilities:
Debt instrument - estimated fair value	1,002,304	628,242
Debt instrument - carrying value, net of financing fees	1,248,747	1,257,484
7.25% Senior Unsecured Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value	51,080	100,367
Debt instrument - carrying value, net of financing fees	129,844	$ 226,655
$120.0 million Loan from Affiliate
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	$ 78,306
$462 million Senior Secured Credit Facility
Senior notes and credit facilities:
Debt instrument description	LIBOR